Clients and other receivable	3 Months Ended
Mar. 31, 2018
Clients and other receivable [Abstract]
Clients and other receivable
Note 12. - Clients and other receivable

Clients and other receivable as of March 31, 2018 and December 31, 2017, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Trade receivables	181,474	186,728
Tax receivables	36,348	39,607
Prepayments	19,257	6,375
Other accounts receivable	11,332	11,739
Total	248,410	244,449

As of March 31, 2018, and December 31, 2017, the fair value of clients and other receivable accounts does not differ significantly from its carrying value.